First Quarter Report
August 31, 2023 (Unaudited)
Columbia High Yield Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia High Yield Bond Fund, August 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Convertible Bonds 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.1%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	23,608,000	14,282,840
Total Convertible Bonds (Cost $20,101,884)			14,282,840

Corporate Bonds & Notes 91.2%

Aerospace & Defense 1.8%
Bombardier, Inc.(a)
04/15/2027	7.875%	2,723,000	2,715,828
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	1,797,000	1,874,151
TransDigm UK Holdings PLC
05/15/2026	6.875%	1,017,000	1,034,704
TransDigm, Inc.(a)
03/15/2026	6.250%	13,968,000	13,877,640
08/15/2028	6.750%	3,208,000	3,222,936
Total			22,725,259
Airlines 2.4%
Air Canada(a)
08/15/2026	3.875%	3,955,000	3,652,166
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	12,922,696	12,682,444
04/20/2029	5.750%	5,103,691	4,878,326
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	4,506,446	4,166,318
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	5,604,226	5,592,205
Total			30,971,459
Automotive 3.1%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	1,716,000	1,670,912
04/01/2027	6.500%	203,000	192,568
Clarios Global LP(a)
05/15/2025	6.750%	2,270,000	2,269,078
Ford Motor Co.
02/12/2032	3.250%	3,108,000	2,425,362
01/15/2043	4.750%	1,697,000	1,268,995
Ford Motor Credit Co. LLC
03/18/2024	5.584%	4,661,000	4,638,978
11/01/2024	4.063%	1,261,000	1,222,248
06/16/2025	5.125%	1,781,000	1,735,143
11/13/2025	3.375%	4,360,000	4,058,428
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/08/2026	4.389%	2,745,000	2,598,775
08/17/2027	4.125%	5,119,000	4,646,316
11/04/2027	7.350%	2,400,000	2,444,739
02/16/2028	2.900%	2,325,000	1,981,587
06/10/2030	7.200%	637,000	646,588
11/13/2030	4.000%	1,520,000	1,286,153
IHO Verwaltungs GmbH(a),(b)
09/15/2026	4.750%	770,000	721,126
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	4,347,000	4,395,799
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	1,718,000	1,738,685
Total			39,941,480
Banking 0.2%
Ally Financial, Inc.
05/21/2024	3.875%	1,021,000	1,001,463
Subordinated
11/20/2025	5.750%	1,799,000	1,746,861
Total			2,748,324
Brokerage/Asset Managers/Exchanges 1.7%
AG Issuer LLC(a)
03/01/2028	6.250%	117,000	112,177
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	5,036,000	5,189,897
Hightower Holding LLC(a)
04/15/2029	6.750%	4,062,000	3,526,325
NFP Corp.(a)
08/15/2028	4.875%	4,122,000	3,692,260
08/15/2028	6.875%	7,170,000	6,317,820
10/01/2030	7.500%	3,974,000	3,862,298
Total			22,700,777
Building Materials 1.5%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	6,043,000	5,482,744
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	2,198,000	2,068,615
08/01/2030	6.500%	1,564,000	1,546,314
Interface, Inc.(a)
12/01/2028	5.500%	551,000	473,238
SRS Distribution, Inc.(a)
07/01/2028	4.625%	5,453,000	4,881,241
12/01/2029	6.000%	3,708,000	3,191,041
2	Columbia High Yield Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
White Cap Buyer LLC(a)
10/15/2028	6.875%	1,687,000	1,544,549
Total			19,187,742
Cable and Satellite 6.0%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	6,200,000	5,643,567
03/01/2030	4.750%	11,138,000	9,573,807
08/15/2030	4.500%	4,484,000	3,776,941
02/01/2032	4.750%	4,106,000	3,406,756
CSC Holdings LLC(a)
01/15/2030	5.750%	2,571,000	1,422,836
12/01/2030	4.625%	4,665,000	2,439,433
02/15/2031	3.375%	14,476,000	9,949,006
DISH DBS Corp.
06/01/2029	5.125%	9,530,000	5,147,205
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	8,112,000	6,318,697
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	3,338,000	3,009,454
07/15/2028	4.000%	2,140,000	1,853,663
07/01/2030	4.125%	6,167,000	5,024,523
Videotron Ltd.(a)
06/15/2029	3.625%	3,504,000	3,012,056
Virgin Media Finance PLC(a)
07/15/2030	5.000%	7,349,000	5,962,791
VZ Secured Financing BV(a)
01/15/2032	5.000%	7,667,000	6,251,589
Ziggo BV(a)
01/15/2030	4.875%	5,306,000	4,456,038
Total			77,248,362
Chemicals 4.1%
Ashland LLC(a)
09/01/2031	3.375%	1,125,000	899,487
Avient Corp.(a)
08/01/2030	7.125%	2,706,000	2,707,988
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	2,346,000	1,988,627
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	2,767,000	2,603,804
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	2,784,000	2,625,620
Element Solutions, Inc.(a)
09/01/2028	3.875%	5,917,000	5,200,191
HB Fuller Co.
10/15/2028	4.250%	3,105,000	2,763,523
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Herens Holdco Sarl(a)
05/15/2028	4.750%	4,046,000	3,103,911
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	1,609,000	1,493,582
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	814,000	744,056
Ingevity Corp.(a)
11/01/2028	3.875%	4,387,000	3,726,712
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	3,244,000	3,177,084
Iris Holdings, Inc.(a),(b)
02/15/2026	8.750%	2,366,000	2,226,476
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	4,186,000	3,460,709
11/15/2028	9.750%	5,221,000	5,263,919
SPCM SA(a)
03/15/2027	3.125%	1,661,000	1,474,314
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	1,615,000	1,089,958
WR Grace Holdings LLC(a)
06/15/2027	4.875%	5,928,000	5,531,674
08/15/2029	5.625%	2,721,000	2,296,989
03/01/2031	7.375%	832,000	821,948
Total			53,200,572
Construction Machinery 1.0%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	10,696,000	9,341,278
Herc Holdings, Inc.(a)
07/15/2027	5.500%	2,032,000	1,952,866
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	695,000	703,690
03/15/2031	7.750%	824,000	852,074
Total			12,849,908
Consumer Cyclical Services 2.9%
APX Group, Inc.(a)
02/15/2027	6.750%	2,620,000	2,547,200
Arches Buyer, Inc.(a)
06/01/2028	4.250%	5,763,000	5,016,478
12/01/2028	6.125%	3,435,000	2,948,765
Match Group, Inc.(a)
12/15/2027	5.000%	1,031,000	967,438
06/01/2028	4.625%	2,144,000	1,977,085
02/15/2029	5.625%	1,076,000	1,019,068
Staples, Inc.(a)
04/15/2026	7.500%	1,547,000	1,275,763

Columbia High Yield Bond Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(a)
05/15/2025	7.500%	10,010,000	10,128,742
08/15/2029	4.500%	12,548,000	11,489,077
Total			37,369,616
Consumer Products 1.5%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	6,030,000	5,858,157
Mattel, Inc.(a)
12/15/2027	5.875%	2,735,000	2,682,129
Newell Brands, Inc.
09/15/2027	6.375%	1,112,000	1,091,724
09/15/2029	6.625%	1,572,000	1,557,039
Prestige Brands, Inc.(a)
01/15/2028	5.125%	1,428,000	1,354,024
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	2,575,000	2,025,023
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	3,461,000	3,179,319
07/15/2030	5.500%	1,211,000	1,128,972
Total			18,876,387
Diversified Manufacturing 1.7%
Chart Industries, Inc.(a)
01/01/2030	7.500%	1,820,000	1,866,414
01/01/2031	9.500%	624,000	673,254
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	2,626,000	2,587,770
Madison IAQ LLC(a)
06/30/2028	4.125%	3,229,000	2,860,077
06/30/2029	5.875%	2,861,000	2,408,999
Resideo Funding, Inc.(a)
09/01/2029	4.000%	3,127,000	2,628,642
Vertical Holdco GmbH(a)
07/15/2028	7.625%	566,000	525,936
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	1,123,000	1,051,694
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	3,201,000	3,224,066
06/15/2028	7.250%	4,147,000	4,226,601
Total			22,053,453
Electric 4.9%
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	4,159,000	3,842,305
02/15/2031	3.750%	11,861,000	9,764,874
01/15/2032	3.750%	5,451,000	4,466,538
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	5,183,000	4,546,312
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	15,240,000	14,155,699
NRG Energy, Inc.(a)
06/15/2029	5.250%	10,275,000	9,251,010
02/15/2031	3.625%	958,000	749,380
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	2,180,000	1,987,955
PG&E Corp.
07/01/2028	5.000%	1,245,000	1,145,917
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	5,584,000	5,089,996
01/15/2030	4.750%	4,435,000	3,822,998
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	1,147,000	1,106,071
02/15/2027	5.625%	2,638,000	2,538,525
07/31/2027	5.000%	1,538,000	1,447,957
Total			63,915,537
Environmental 1.2%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	513,000	510,381
GFL Environmental, Inc.(a)
06/01/2025	4.250%	2,474,000	2,392,405
08/01/2025	3.750%	2,894,000	2,762,435
12/15/2026	5.125%	3,627,000	3,509,079
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	7,108,000	6,732,926
Total			15,907,226
Finance Companies 2.1%
Navient Corp.
06/25/2025	6.750%	4,810,000	4,788,159
OneMain Finance Corp.
01/15/2029	9.000%	1,870,000	1,895,640
09/15/2030	4.000%	2,692,000	2,096,465
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	4,497,000	3,977,085
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	2,146,000	1,826,661
03/01/2031	3.875%	4,163,000	3,395,575
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	10,010,000	7,941,293
Springleaf Finance Corp.
03/15/2024	6.125%	1,490,000	1,487,398
11/15/2029	5.375%	294,000	254,436
Total			27,662,712

4	Columbia High Yield Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 2.5%
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	3,562,000	3,466,326
06/15/2030	6.000%	2,566,000	2,508,061
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	11,764,000	11,294,282
Post Holdings, Inc.(a)
03/01/2027	5.750%	2,444,000	2,387,313
01/15/2028	5.625%	1,020,000	978,357
04/15/2030	4.625%	2,626,000	2,325,389
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	2,749,000	2,413,912
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	5,132,000	4,278,964
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	3,385,000	2,900,669
Total			32,553,273
Gaming 3.3%
Boyd Gaming Corp.
12/01/2027	4.750%	1,892,000	1,774,587
Boyd Gaming Corp.(a)
06/15/2031	4.750%	857,000	755,060
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	5,158,000	5,179,098
Churchill Downs, Inc.(a)
05/01/2031	6.750%	1,529,000	1,495,704
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	5,993,000	5,999,889
07/01/2025	6.250%	5,031,000	4,995,349
07/01/2027	8.125%	8,191,000	8,317,521
International Game Technology PLC(a)
02/15/2025	6.500%	751,000	751,844
04/15/2026	4.125%	1,892,000	1,794,664
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	684,000	693,420
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	5,237,000	4,558,292
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	4,558,000	4,017,558
Scientific Games International, Inc.(a)
05/15/2028	7.000%	2,215,000	2,216,583
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	592,000	584,252
Total			43,133,821
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 5.7%
180 Medical, Inc.(a)
10/15/2029	3.875%	1,050,000	911,323
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	601,000	569,831
04/15/2029	5.000%	3,719,000	3,428,330
AdaptHealth LLC(a)
03/01/2030	5.125%	3,228,000	2,676,447
Avantor Funding, Inc.(a)
07/15/2028	4.625%	3,369,000	3,127,248
11/01/2029	3.875%	7,225,000	6,339,542
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%	4,085,000	3,448,174
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	1,072,000	984,582
03/15/2029	3.750%	1,397,000	1,234,347
03/15/2031	4.000%	1,596,000	1,381,760
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	3,434,000	2,102,567
05/15/2030	5.250%	7,800,000	6,142,788
02/15/2031	4.750%	922,000	692,480
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	1,595,000	1,456,607
IQVIA, Inc.(a)
05/15/2030	6.500%	1,268,000	1,278,317
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	9,467,000	8,406,630
Select Medical Corp.(a)
08/15/2026	6.250%	5,661,000	5,607,645
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	228,000	227,456
04/15/2027	10.000%	1,756,000	1,787,991
Teleflex, Inc.
11/15/2027	4.625%	3,130,000	2,950,787
Teleflex, Inc.(a)
06/01/2028	4.250%	946,000	871,439
Tenet Healthcare Corp.
02/01/2027	6.250%	5,093,000	5,018,055
11/01/2027	5.125%	5,256,000	5,007,839
10/01/2028	6.125%	3,445,000	3,318,097
06/15/2030	6.125%	2,352,000	2,282,512
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	2,956,000	2,574,950
Total			73,827,744
Home Construction 0.5%
Meritage Homes Corp.(a)
04/15/2029	3.875%	1,930,000	1,685,098

Columbia High Yield Bond Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	1,843,000	1,695,931
04/01/2029	4.750%	513,000	456,699
Taylor Morrison Communities, Inc./Holdings II(a)
03/01/2024	5.625%	2,745,000	2,745,000
Total			6,582,728
Independent Energy 4.4%
Baytex Energy Corp.(a)
04/30/2030	8.500%	2,722,000	2,758,596
Callon Petroleum Co.(a)
08/01/2028	8.000%	1,453,000	1,472,439
06/15/2030	7.500%	1,504,000	1,487,075
Centennial Resource Production LLC(a)
04/01/2027	6.875%	689,000	687,654
CNX Resources Corp.(a)
01/15/2029	6.000%	2,593,000	2,468,578
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	10,478,000	10,109,302
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	1,378,000	1,278,462
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	8,929,000	8,582,960
Matador Resources Co.
09/15/2026	5.875%	5,949,000	5,802,802
Matador Resources Co.(a)
04/15/2028	6.875%	1,625,000	1,624,826
Occidental Petroleum Corp.
09/01/2030	6.625%	1,815,000	1,873,213
01/01/2031	6.125%	3,697,000	3,727,170
09/15/2036	6.450%	3,713,000	3,797,452
SM Energy Co.
07/15/2028	6.500%	2,757,000	2,698,767
Southwestern Energy Co.
02/01/2032	4.750%	10,396,000	9,203,751
Total			57,573,047
Leisure 3.1%
Carnival Corp.(a)
03/01/2026	7.625%	1,763,000	1,757,032
03/01/2027	5.750%	3,055,000	2,875,475
08/15/2029	7.000%	2,506,000	2,542,749
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	4,140,000	4,504,721
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	4,476,000	4,441,938
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cinemark USA, Inc.(a)
03/15/2026	5.875%	4,053,000	3,904,476
07/15/2028	5.250%	80,000	71,030
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	1,629,000	1,517,569
NCL Corp., Ltd.(a)
02/15/2027	5.875%	2,178,000	2,110,493
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	1,819,000	1,746,544
07/15/2027	5.375%	1,048,000	986,748
01/15/2029	9.250%	700,000	746,015
01/15/2030	7.250%	7,113,000	7,225,982
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	2,955,000	2,833,866
Viking Cruises Ltd.(a)
07/15/2031	9.125%	2,818,000	2,912,133
Total			40,176,771
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2028	5.750%	1,440,000	1,412,233
Media and Entertainment 3.7%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	2,954,000	2,312,264
09/15/2028	9.000%	2,460,000	2,472,287
06/01/2029	7.500%	1,861,000	1,396,016
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	6,446,000	5,773,747
iHeartCommunications, Inc.
05/01/2026	6.375%	1,978,788	1,726,394
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	11,571,000	9,148,855
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	5,275,000	4,773,875
01/15/2029	4.250%	1,468,000	1,209,299
03/15/2030	4.625%	4,828,000	3,929,423
Playtika Holding Corp.(a)
03/15/2029	4.250%	6,648,000	5,751,017
Roblox Corp.(a)
05/01/2030	3.875%	6,131,000	5,088,133
Univision Communications, Inc.(a)
08/15/2028	8.000%	928,000	928,198
06/30/2030	7.375%	2,936,000	2,843,584
Total			47,353,092

6	Columbia High Yield Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 3.4%
Allegheny Technologies, Inc.
10/01/2029	4.875%	1,139,000	1,029,801
10/01/2031	5.125%	4,832,000	4,283,130
Constellium SE(a)
06/15/2028	5.625%	2,534,000	2,397,911
04/15/2029	3.750%	14,087,000	12,084,142
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	5,530,000	5,218,776
04/01/2029	6.125%	13,088,000	12,303,191
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	1,576,000	1,273,615
Novelis Corp.(a)
11/15/2026	3.250%	2,802,000	2,537,648
01/30/2030	4.750%	2,560,000	2,291,117
08/15/2031	3.875%	1,421,000	1,179,323
Total			44,598,654
Midstream 4.3%
CNX Midstream Partners LP(a)
04/15/2030	4.750%	3,589,000	3,100,801
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	4,005,000	3,977,394
EQM Midstream Partners LP(a)
07/01/2025	6.000%	2,432,000	2,409,139
06/01/2027	7.500%	1,178,000	1,188,604
07/01/2027	6.500%	2,315,000	2,298,428
EQM Midstream Partners LP
07/15/2028	5.500%	1,330,000	1,269,803
07/15/2048	6.500%	2,757,000	2,501,950
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	1,769,000	1,764,927
02/01/2028	5.000%	4,181,000	3,933,861
NuStar Logistics LP
10/01/2025	5.750%	2,328,000	2,288,352
06/01/2026	6.000%	2,535,000	2,498,153
04/28/2027	5.625%	6,524,000	6,328,958
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	5,843,000	5,029,143
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	4,898,000	4,240,941
08/15/2031	4.125%	7,668,000	6,513,858
11/01/2033	3.875%	7,954,000	6,460,811
Total			55,805,123
Oil Field Services 0.8%
Nabors Industries Ltd.(a)
01/15/2026	7.250%	1,226,000	1,180,046
01/15/2028	7.500%	2,318,000	2,138,126
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nabors Industries, Inc.(a)
05/15/2027	7.375%	1,532,000	1,494,461
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	3,955,000	4,080,284
Venture Global LNG, Inc.(a)
06/01/2031	8.375%	1,329,000	1,340,945
Total			10,233,862
Other REIT 1.8%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	4,756,000	4,067,319
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	1,550,000	1,489,517
02/01/2027	4.250%	8,519,000	7,705,984
06/15/2029	4.750%	2,706,000	2,275,385
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	1,957,000	1,812,239
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	1,286,000	1,119,182
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	811,000	816,591
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	1,903,000	1,747,149
Service Properties Trust
03/15/2024	4.650%	1,517,000	1,496,052
10/01/2024	4.350%	704,000	676,626
Total			23,206,044
Packaging 1.6%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	2,901,000	2,835,654
09/01/2029	4.000%	7,374,000	5,987,547
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	2,283,000	2,229,024
08/15/2026	4.125%	2,762,000	2,580,380
Canpack SA/US LLC(a)
11/15/2029	3.875%	4,661,000	3,775,382
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	3,440,000	3,249,747
Total			20,657,734
Pharmaceuticals 1.1%
1375209 BC Ltd.(a)
01/30/2028	9.000%	240,000	240,319
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	3,105,000	2,042,162
06/01/2028	4.875%	4,466,000	2,651,656
09/30/2028	11.000%	428,000	306,316
10/15/2030	14.000%	85,000	51,225

Columbia High Yield Bond Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	2,601,000	2,283,014
Jazz Securities DAC(a)
01/15/2029	4.375%	1,990,000	1,786,284
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,483,000	1,341,627
04/30/2031	5.125%	4,617,000	3,929,573
Total			14,632,176
Property & Casualty 3.4%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	2,588,000	2,356,008
10/15/2027	6.750%	6,770,000	6,397,723
04/15/2028	6.750%	6,013,000	5,922,574
11/01/2029	5.875%	2,548,000	2,244,645
AssuredPartners, Inc.(a)
08/15/2025	7.000%	3,791,000	3,749,837
01/15/2029	5.625%	2,223,000	1,932,601
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	4,310,000	3,792,609
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	1,239,000	1,225,231
HUB International, Ltd.(a)
06/15/2030	7.250%	9,456,000	9,624,403
MGIC Investment Corp.
08/15/2028	5.250%	460,000	439,377
Radian Group, Inc.
03/15/2025	6.625%	179,000	178,838
03/15/2027	4.875%	1,061,000	1,003,655
USI, Inc.(a)
05/01/2025	6.875%	4,898,000	4,901,317
Total			43,768,818
Restaurants 0.8%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	2,265,000	2,248,654
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	1,120,000	969,230
01/15/2030	6.750%	786,000	649,349
IRB Holding Corp.(a)
06/15/2025	7.000%	2,830,000	2,836,763
Yum! Brands, Inc.
04/01/2032	5.375%	3,550,000	3,333,055
Total			10,037,051
Retailers 2.0%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	1,088,000	961,198
02/15/2032	5.000%	1,087,000	934,456
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	2,345,000	2,081,691
Hanesbrands, Inc.(a)
05/15/2026	4.875%	680,000	635,737
02/15/2031	9.000%	1,419,000	1,424,305
L Brands, Inc.(a)
07/01/2025	9.375%	745,000	779,043
10/01/2030	6.625%	3,925,000	3,837,671
L Brands, Inc.
06/15/2029	7.500%	735,000	741,194
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	4,393,000	3,816,861
08/01/2031	8.250%	1,806,000	1,808,601
Lithia Motors, Inc.(a)
01/15/2031	4.375%	1,665,000	1,420,261
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	4,737,000	4,249,936
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	4,138,000	3,097,113
Total			25,788,067
Supermarkets 0.1%
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	759,000	737,844
Technology 8.5%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	7,212,000	6,653,663
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	897,000	897,910
03/01/2026	9.125%	546,000	547,011
Camelot Finance SA(a)
11/01/2026	4.500%	2,158,000	2,024,448
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	556,000	559,778
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	1,497,000	1,477,234
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	4,129,000	3,649,457
07/01/2029	4.875%	5,282,000	4,591,526
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	4,416,000	3,947,532
CommScope Technologies LLC(a)
06/15/2025	6.000%	1,445,000	1,322,649
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	3,106,000	2,717,352

8	Columbia High Yield Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entegris Escrow Corp.(a)
04/15/2029	4.750%	3,522,000	3,276,600
06/15/2030	5.950%	4,088,000	3,914,767
Gartner, Inc.(a)
06/15/2029	3.625%	1,678,000	1,473,892
HealthEquity, Inc.(a)
10/01/2029	4.500%	4,486,000	3,978,586
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	4,210,000	3,642,690
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	4,281,000	3,756,581
Iron Mountain, Inc.(a)
09/15/2027	4.875%	3,207,000	3,018,297
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	8,896,000	5,210,821
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	6,639,000	5,767,527
NCR Corp.(a)
10/01/2028	5.000%	3,605,000	3,310,696
04/15/2029	5.125%	8,158,000	7,440,498
10/01/2030	5.250%	232,000	208,510
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	4,706,000	4,395,575
Picard Midco, Inc.(a)
03/31/2029	6.500%	7,159,000	6,408,017
PTC, Inc.(a)
02/15/2025	3.625%	723,000	697,758
02/15/2028	4.000%	1,043,000	958,342
Seagate HDD Cayman(a)
12/15/2029	8.250%	1,495,000	1,568,447
07/15/2031	8.500%	1,661,000	1,745,638
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	6,350,000	5,970,318
Synaptics, Inc.(a)
06/15/2029	4.000%	3,175,000	2,703,150
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	1,447,000	1,423,702
Verscend Escrow Corp.(a)
08/15/2026	9.750%	4,487,000	4,467,427
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	8,250,000	7,016,763
Total			110,743,162
Wireless 2.4%
Altice France Holding SA(a)
02/15/2028	6.000%	4,642,000	2,048,889
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Altice France SA(a)
07/15/2029	5.125%	10,389,000	7,322,938
10/15/2029	5.500%	1,785,000	1,282,724
SBA Communications Corp.
02/01/2029	3.125%	3,800,000	3,253,048
Sprint Capital Corp.
11/15/2028	6.875%	6,471,000	6,836,996
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	5,525,000	4,526,451
07/15/2031	4.750%	6,483,000	5,418,922
Total			30,689,968
Wirelines 1.6%
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	3,053,000	2,965,810
03/15/2031	8.625%	3,005,000	2,888,991
Iliad Holding SAS(a)
10/15/2026	6.500%	9,821,000	9,354,808
10/15/2028	7.000%	6,316,000	5,875,683
Total			21,085,292
Total Corporate Bonds & Notes (Cost $1,284,368,882)			1,181,955,318

Foreign Government Obligations(c) 0.6%

Canada 0.6%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	2,147,000	2,043,618
06/01/2027	5.250%	6,476,000	5,754,200
Total			7,797,818
Total Foreign Government Obligations (Cost $8,479,924)			7,797,818

Senior Loans 3.3%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.6%
8th Avenue Food & Provisions, Inc.(d),(e)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.196%	5,800,708	5,523,724
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	13.196%	3,441,442	2,307,934
Total			7,831,658

Columbia High Yield Bond Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.2%
Surgery Center Holdings, Inc.(d),(e)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	9.178%	2,641,829	2,644,946
Media and Entertainment 1.2%
Cengage Learning, Inc.(d),(e)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	10.323%	15,679,196	15,622,124
Technology 1.3%
Applied Systems, Inc.(d),(e)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 09/18/2026	9.742%	1,743,431	1,749,115
Ascend Learning LLC(d),(e)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.931%	4,076,017	3,914,444
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.181%	1,886,000	1,608,607
DCert Buyer, Inc.(d),(e)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	12.331%	2,702,000	2,517,372
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(d),(e)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/04/2026	8.618%	1,874,305	1,872,150
3-month USD LIBOR + 3.750% 05/04/2026	9.219%	1,821,050	1,820,285
2nd Lien Term Loan
3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.618%	3,669,000	3,643,464
Total			17,125,437
Total Senior Loans (Cost $44,476,619)			43,224,165

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.476%(f),(g)	29,335,740	29,326,939
Total Money Market Funds (Cost $29,333,546)		29,326,939
Total Investments in Securities (Cost: $1,386,760,855)		1,276,587,080
Other Assets & Liabilities, Net		19,196,828
Net Assets		1,295,783,908

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2023, the total value of these securities amounted to $1,032,401,206, which represents 79.67% of total net assets.
(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)	Principal and interest may not be guaranteed by a governmental entity.
(d)	The stated interest rate represents the weighted average interest rate at August 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(e)	Variable rate security. The interest rate shown was the current rate as of August 31, 2023.
(f)	The rate shown is the seven-day current annualized yield at August 31, 2023.
10	Columbia High Yield Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.476%
	25,211,227	72,122,884	(68,012,150)	4,978	29,326,939	3,680	484,582	29,335,740
Abbreviation Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia High Yield Bond Fund | First Quarter Report 2023	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT160_05_N01_(10/23)